Trade and other receivables	3 Months Ended
Mar. 31, 2020
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables

Trade and other receivables as of March 31, 2020 and December 31, 2019, consist of the following:

	Balance as of March 31,	Balance as of December 31,
	2020	2019
	($ in thousands)
Trade receivables	255,565	242,008
Tax receivables	32,620	50,901
Prepayments	32,487	5,150
Other accounts receivable	20,511	19,508
Total	341,183	317,568

As of March 31, 2020, and December 31, 2019, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.